DESCRIPTION OF PLAN - Contributions (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 item age
DESCRIPTION OF PLAN
Minimum age for Plan eligibility | age	21
Minimum service period for Plan eligibility	1 year
Minimum hours for Plan eligibility | item	1,000
Maximum automatic deferral contributions, percent	6.00%
Automatic deferral contribution, percent	3.00%
Increase in automatic deferral contributions, Percent	1.00%
Employer contribution cliff vesting period	2 years
Employee contribution	75.00%
Participant contribution increment percentage	1.00%
First Tier
DESCRIPTION OF PLAN
Employer matching contribution (as a percent)	100.00%
Participant compensation matched (as a percent)	1.00%
Second Tier
DESCRIPTION OF PLAN
Employer matching contribution (as a percent)	50.00%
Participant compensation matched (as a percent)	5.00%
Maximum
DESCRIPTION OF PLAN
Participant compensation matched (as a percent)	3.50%